Fixed Assets (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 65,104	$ 38,800
Write off of fixed assets	$ 11,000	$ 30,833